Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Derivative financial instruments	Trading derivatives financial instruments
The following table details quantitative information on the notional amount and carrying amount of trading derivative instruments:

	December 31, 2025
	Notional amount	Carrying amount of trading derivative
		Asset	Liability

Interest Rate Swap	536,716	1,569	(433)
	536,716	1,569	(433)

	December 31, 2025
	Interest rate swap	Total
Over 2 to 5 years	286,716	286,716
More than 5 years	250,000	250,000
Total	536,716	536,716

As of December 31, 2024, the entity did not hold any trading derivative instruments.

B.Hedging derivative financial instruments

The following table details quantitative information on the notional amounts and carrying amounts of the derivative instruments used for hedging by type of risk hedged and type of hedge:

	December 31, 2025
	Notional amount (2)	Carrying amount of hedging instruments
		Asset (1)	Liability (1)
Interest rate risk
Fair value hedges	1,217,765	26,075	(5,435)
Interest rate and foreign exchange risk
Fair value hedges	204,032	13,012	(9,730)
Cash flow hedges	1,113,263	30,750	(47,297)
Foreign exchange risk
Cash flow hedges	7,039	—	(44)
	2,542,099	69,837	(62,506)
B. Hedging derivative financial instruments (continued)

	December 31, 2024
	Notional amount (2)	Carrying amount of hedging instruments
		Asset (1)	Liability (1)
Interest rate risk
Fair value hedges	1,132,827	10,805	(2,667)
Interest rate and foreign exchange risk
Fair value hedges	186,288	—	(13,196)
Cash flow hedges	1,205,427	11,510	(125,842)
	2,524,542	22,315	(141,705)
(1)Included in the consolidated statement of financial position under the line Hedging derivative financial instruments - assets or liabilities.
(2)At December 31, 2025 the notional amounts of derivative financial instruments include $1,234.5 million (2024: $639.6 million) of interest rate swaps and cross currency interest rate swaps, which were designated in aggregate exposure hedges hedging underlying assets totaling $1,217.4 million (2024: $307.8 million).
As part of financial risk management, the Bank has used the following hedging relationships:
-    Fair value hedges;
-    Cash flow hedges, and
-    Net investment hedges.
For control purposes, derivative instruments are recorded at their notional amount in control accounts. Interest rate swaps are made either in a single currency or cross currency for a prescribed period to exchange a series of interest rate flows, which involve fixed for floating interest payments, and vice versa. The Bank also engages in certain foreign exchange forward contracts to serve customers’ transaction needs and to manage foreign currency risk. All such positions are hedged with an offsetting contract for the same currency.
The Bank manages and controls the risks on these foreign exchange hedges by establishing counterparty credit limits by customer and by adopting policies that do not allow maintaining open positions in excess of the limits established by Management. The Bank also has used foreign exchange forward contracts to hedge the foreign exchange risk associated with the Bank’s equity investment in a non-U.S. dollar functional currency foreign entity. Derivative and foreign exchange forward instruments negotiated by the Bank are executed mainly over-the-counter (OTC). These contracts are executed between two counterparties that negotiate specific agreement terms, including notional amount, exercise price and maturity.
Fair value hedges
This type of hedge is used to mitigate the risk of changes in foreign exchange currency rates, as well as changes in interest rate risk. Within the derivative financial instruments used by the Bank for fair value hedging are interest rate swap contracts whereby a series of interest rate flows in a single currency are exchanged over a prescribed period and cross currency swaps contracts that generally involve the exchange of both interest and principal amounts in two different currencies.
B. Hedging derivative financial instruments (continued)
The Bank’s exposure to interest rate risk is disclosed in Note 5(C)(i). Interest rate risk to which the Bank applies hedge accounting arises from fixed and floating open positions, whose fair value fluctuates when benchmark interest rates change. The Bank hedges interest rate risk only to the extent of benchmark interest rates because the changes in fair value of a fixed-rate note or loan are significantly influenced by changes in the benchmark interest rate (USD LIBOR or SOFR). Hedge accounting is applied where economic hedging relationships meet the hedge accounting criteria.
Before fair value hedge accounting is applied by the Bank, the Bank determines whether an economic relationship between the hedged item and the hedging instrument exists based on an assessment of the qualitative characteristics of these items and the hedged risk that is supported by quantitative analysis. The Bank considers whether the critical terms of the hedged item and hedging instrument closely align when assessing the presence of an economic relationship. The Bank assesses whether the fair value of the hedged item and the hedging instrument respond similarly to similar risks. The Bank further supports this qualitative assessment by using sensitivity analysis applying a dollar-offset methodology to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the fair value of the hedged item. The sources of ineffectiveness mainly come from forward rates, discount rates and cross currency basis (cost of the operation).
The Bank maintains as part of its risk management, second level fair value hedges composed of combined derivative and non-derivative exposures (aggregate exposures). The components comprising such aggregate exposures are previously designated under cash flow hedging relationships.
The following table details the notional amounts and carrying amounts of derivative instruments used in fair value hedges by type of risk and hedged item, along with the changes during the years used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2025
	Notional amount	Carrying amount of hedging instruments		Changes in fair value used to calculate hedge ineffectiveness (2)	Ineffectiveness recognized in profit or loss (2)
		Asset (1)	Liability (1)
Interest rate risk
Loans	25,000	—	(644)	(636)	(29)
Securities at amortized cost	164,600	—	(4,383)	(2,932)	655
Customer deposits	60,000	270	—	384	(7)
Repurchase agreements	60,485	147	(395)	9	(65)
Borrowings and debt	907,680	25,658	(13)	14,279	263
Interest rate and foreign exchange risk
Loans	11,938	—	(742)	(648)	74
Borrowings and debt	192,094	13,012	(8,988)	16,553	(431)
Total	1,421,797	39,087	(15,165)	27,009	460
B. Hedging derivative financial instruments (continued)

	December 31, 2024
	Notional amount	Carrying amount of hedging instruments		Changes in fair value used to calculate hedge ineffectiveness (2)	Ineffectiveness recognized in profit or loss (2)
		Asset (1)	Liability (1)
Interest rate risk
Customer deposits	131,000	1,235	(164)	(127)	(142)
Repurchase agreements	68,985	210	(592)	71	14
Borrowings and debt	932,842	9,360	(1,911)	(5,911)	(516)
Interest rate and foreign exchange risk
Borrowings and debt	186,288	—	(13,196)	(28,571)	1,074
Total	1,319,115	10,805	(15,863)	(34,538)	430
(1)Included in the consolidated statement of financial position under the line Hedging derivative financial instruments - assets or liabilities.
(2)Included in the consolidated statement of profit or loss under the line Gain (loss) on financial instruments, net.
The following table details the carrying amounts of the fair value hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2025
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	Change in fair value of the hedged items used to calculate hedge ineffectiveness (1)
	Asset	Liability
Interest rate risk
Loans	25,938	—	Loans, net	607	607
Securities at amortized cost	169,643	—	Securities, net	3,587	3,587
Customer deposits	—	(60,477)	Customer deposits	(273)	(391)
Repurchase agreements	—	(61,027)	Securities sold under repurchase agreements	(168)	(74)
Borrowings and debt	—	(301,065)	Borrowings and debt, net	(10,171)	(14,016)
Interest rate and foreign exchange risk
Loans	12,117	—	Loans, net	722	722
Borrowings and debt	—	(196,801)	Borrowings and debt, net	(2,669)	(16,984)
Total	207,698	(619,370)		(8,365)	(26,549)
B. Hedging derivative financial instruments (continued)

	December 31, 2024
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	Changes in fair value of the hedged items used to calculate hedge ineffectiveness(1)
	Asset	Liability
Interest rate risk
Customer deposits	—	(132,667)	Customer deposits	(26)	(15)
Repurchase agreements	—	(69,443)	Securities sold under repurchase agreements	(57)	(57)
Borrowings and debt	—	(319,174)	Borrowings and debt, net	3,860	5,395
Interest rate and foreign exchange risk
Borrowings and debt	—	(173,469)	Borrowings and debt, net	14,316	29,645
Total	—	(694,753)		18,093	34,968
(1)Included in the consolidated statement of profit or loss under the line Gain (loss) on financial instruments, net.
The following table details the maturity of the notional amount for the derivative instruments used in fair value hedges:

	December 31, 2025
	Interest rate swaps	Cross currency swaps	Total
Up to 1 year	374,769	19,882	394,651
From 1 to 2 years	298,293	122,176	420,469
Over 2 to 5 years	515,435	51,849	567,284
More than 5 years	29,268	10,125	39,393
Total	1,217,765	204,032	1,421,797

	December 31, 2024
	Interest rate swaps	Cross currency swaps	Total
Up to 1 year	115,263	—	115,263
From 1 to 2 years	383,268	19,882	403,150
Over 2 to 5 years	605,028	156,281	761,309
More than 5 years	29,268	10,125	39,393
Total	1,132,827	186,288	1,319,115
B. Hedging derivative financial instruments (continued)
The following table details the ineffectiveness recognized in profit or loss for the derivative instruments used in fair value hedges:

	December 31, 2025
	Current	Matured	Total
Ineffectiveness recognized in profit or loss
Interest rate risk
Loans	(29)	—	(29)
Securities at amortized cost	655	—	655
Customer deposits	(7)	—	(7)
Repurchase agreements	(65)	(28)	(93)
Borrowings and debt	263	144	407
Interest rate and foreign exchange risk
Loans	74	—	74
Borrowings and debt	(431)	—	(431)
Total	460	116	576

	December 31, 2024
	Current	Matured	Total
Ineffectiveness recognized in profit or loss
Interest rate risk
Loans	—	4	4
Securities at amortized cost	—	(58)	(58)
Customer deposits	(142)	(10)	(152)
Repurchase agreements	14	—	14
Borrowings and debt	(516)	6	(510)
Interest rate and foreign exchange risk
Loans	—	(1)	(1)
Borrowings and debt	1,074	127	1,201
Total	430	68	498
Cash flow hedges
This type of hedge is used to mitigate the risk of changes in foreign exchange currency rates, as well as changes in interest rate risk, that could include variability in the future cash flows. Within the derivative financial instruments used by the Bank for cash flow hedging are interest rate swaps contracts whereby a series of interest rate flows in a single currency are exchanged over a prescribed period, cross currency swaps contracts that generally involve the exchange of both interest and principal amounts in two different currencies, and foreign exchange forward contracts, which are agreements to purchase or sell foreign currency at a future date at agreed-upon terms.
The Bank’s exposure to market risk is disclosed in Note 5 (C) (i) and (ii). The Bank determines the amount of the exposure to which it applies hedge accounting by assessing the potential impact of changes in interest rates and foreign currency exchange rates on the future cash flows. This assessment is performed using analytical techniques, such as cash flow sensitivity analysis. As noted above for fair value hedges, by using derivative financial instruments to hedge exposures to changes in interest rates and foreign currency exchange rates, the Bank exposes itself to credit risk of the counterparties to the derivatives, which is not offset by the hedged items. This exposure is managed similarly to that of fair value hedges.
B.    Hedging derivative financial instruments (continued)
The Bank determines whether an economic relationship exists between the cash flows of the hedged item and the hedging instrument based on an assessment of the qualitative characteristics of these items and the hedged risk that is supported by quantitative analysis. The Bank considers whether the critical terms of the hedged item and the hedging instrument closely align when assessing the presence of an economic relationship. The Bank assesses whether the cash flows of the hedged item and the hedging instrument respond similarly to the hedged risk, such as the benchmark interest rate or foreign currency. The Bank further supports this qualitative assessment by using sensitivity analysis applying a dollar-offset methodology to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the present value of the hedged item. The Bank assesses hedge effectiveness using the hypothetical derivative method, which creates a derivative instrument to serve as a proxy for the hedged transaction. The terms of the hypothetical derivative match the critical terms of the hedged item and it has a fair value of zero at inception.
The sources of ineffectiveness arise mainly from CVA/DVA counterparty risk made in the hedging instrument, which are not contemplated in the methodology of the hypothetical derivative used to measure the ineffectiveness of the hedge.
The maximum length of time over which the Bank has hedged its exposure to the variability in future cash flows on forecasted transactions is 9 years .
The following table details the notional amounts and carrying amounts of derivative instruments used in cash flow hedges by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2025
		Carrying amount of hedging instruments		Change in fair value used for calculating hedge ineffectiveness	Changes in the fair value of the hedging instruments recognized in OCI (2)	Ineffectiveness recognized in profit or loss (3)	Amount reclassified from the hedge reserve to profit or loss (4)
	Notional amount	Asset (1)	Liability (1)
Interest rate and foreign exchange risk
Loans	20,658	—	(1,697)	(1,810)	(1,810)	—	(44)
Borrowings and debt	1,092,605	30,750	(45,600)	100,248	100,802	554	(466)
Foreign exchange risk
Loans	7,039	—	(44)	(44)	(44)	—	(278)
Customer deposits	—	—	—	—	—	—	3
Borrowings and debt	—	—	—	—	—	—	22
Total	1,120,302	30,750	(47,341)	98,394	98,948	554	(763)

	December 31, 2024
		Carrying amount of hedging instruments		Change in fair value used for calculating hedge ineffectiveness	Changes in the fair value of the hedging instruments recognized in OCI (2)	Ineffectiveness recognized in profit or loss (3)	Amount reclassified from the hedge reserve to profit or loss (4)
	Notional amount	Asset (1)	Liability (1)
Interest rate and foreign exchange risk
Loans	19,509	1,372	—	1,256	1,258	2	24
Borrowings and debt	1,185,918	10,138	(125,842)	(163,797)	(164,418)	(621)	99
Total	1,205,427	11,510	(125,842)	(162,541)	(163,160)	(619)	123
B.    Hedging derivative financial instruments (continued)

(1) Included in the consolidated statement of financial position under the line Hedging derivative financial instruments - assets or liabilities.
(2) Included in equity in the consolidated statement of financial position under the line Other comprehensive income (loss).
(3) Hedge ineffectiveness attributable to matured hedges included in the consolidated statement of profit or loss in the line Gain (loss) on financial instruments, net.
(4) Hedging reserve attributable to expired hedges reclassified to the consolidated statement of profit or loss in the line Gain (loss) on financial instruments, net.
The following table details the carrying amounts of the cash flow hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2025
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	Cash flow hedge reserve
	Asset	Liability
Interest rate and foreign exchange risk
Loans	21,191	—	Loans, net	1,810	61
Borrowings and debt	—	(1,101,787)	Borrowings and debt, net	(100,248)	(1,332)
Foreign exchange risk
Loans	7,077	—	Loans, net	44	(29)
Total	28,268	(1,101,787)		(98,394)	(1,300)

	December 31, 2024
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	Cash flow hedge reserve
	Asset	Liability
Interest rate risk
Interest rate and foreign exchange risk
Loans	19,964	—	Loans, net	(1,256)	37
Borrowings and debt	—	(1,087,247)	Borrowings and debt, net	163,797	(895)
Total	19,964	(1,087,247)		162,541	(858)
B.    Hedging derivative financial instruments (continued)
The following table details the maturity of the derivative instruments used in cash flow hedges:

	December 31, 2025
	Foreign exchange forward contract	Cross currency swaps	Total
Up to 1 year	7,039	324,098	331,137
From 1 to 2 years	—	116,762	116,762
Over 2 to 5 years	—	643,135	643,135
More than 5 years	—	29,268	29,268
Total	7,039	1,113,263	1,120,302

	December 31, 2024
	Foreign exchange forward contract	Cross currency swaps	Total
Up to 1 year	—	454,581	454,581
From 1 to 2 years	—	303,441	303,441
Over 2 to 5 years	—	418,137	418,137
More than 5 years	—	29,268	29,268
Total	—	1,205,427	1,205,427
B.    Hedging derivative financial instruments (continued)
The following table details the ineffectiveness recognized in profit or loss for the derivative instruments used in cash flow hedges:

	December 31, 2025
	Current	Overdue	Total
Ineffectiveness recognized in profit or loss
Interest rate and foreign exchange risk
Loans	—	(44)	(44)
Borrowings and debt	554	(466)	88
Foreign exchange risk
Loans	—	(278)	(278)
Customer deposits	—	3	3
Borrowings and debt	—	22	22
Total	554	(763)	(209)

	December 31, 2024
	Current	Overdue	Total
Ineffectiveness recognized in profit or loss
Interest rate and foreign exchange risk
Loans	2	24	26
Borrowings and debt	(621)	99	(522)
Total	(619)	123	(496)